Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,708,642.77

Principal:
Principal Collections	$19,605,925.56
Prepayments in Full	$11,021,943.45
Liquidation Proceeds	$548,656.28
Recoveries	$75,963.53
Sub Total	$31,252,488.82
Collections	$33,961,131.59

Purchase Amounts:
Purchase Amounts Related to Principal	$551,617.57
Purchase Amounts Related to Interest	$3,240.65
Sub Total	$554,858.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,515,989.81

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,515,989.81
Servicing Fee	$625,950.59	$625,950.59	$0.00	$0.00	$33,890,039.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,890,039.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,890,039.22
Interest - Class A-3 Notes	$230,512.98	$230,512.98	$0.00	$0.00	$33,659,526.24
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$33,571,803.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,571,803.32
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$33,521,691.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,521,691.24
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$33,477,230.16
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,477,230.16
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$33,413,300.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,413,300.91
Regular Principal Payment	$30,197,255.01	$30,197,255.01	$0.00	$0.00	$3,216,045.90
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,216,045.90
Residuel Released to Depositor	$0.00	$3,216,045.90	$0.00	$0.00	$0.00
Total		$34,515,989.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,197,255.01
Total					$30,197,255.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,197,255.01	$60.15	$230,512.98	$0.46	$30,427,767.99	$60.61
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$30,197,255.01	$18.76	$476,738.31	$0.30	$30,673,993.32	$19.06

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$476,923,414.57	0.9500466	$446,726,159.56	0.8898927
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$720,663,414.57	0.4476059	$690,466,159.56	0.4288503

Pool Information
Weighted Average APR	4.399%	4.396%
Weighted Average Remaining Term	40.29	39.43
Number of Receivables Outstanding	45,151	44,244
Pool Balance	$751,140,711.28	$719,076,562.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$723,731,853.78	$693,053,636.54
Pool Factor	0.4580868	0.4385324

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$10,786,148.44
Yield Supplement Overcollateralization Amount	$26,022,926.16
Targeted Overcollateralization Amount	$28,610,403.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,610,403.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$336,005.72
(Recoveries)		108	$75,963.53
Net Losses for Current Collection Period			$260,042.19
Cumulative Net Losses Last Collection Period			$6,673,974.52
Cumulative Net Losses for all Collection Periods			$6,934,016.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.51%	566	$10,827,509.09
61-90 Days Delinquent	0.12%	46	$891,905.12
91-120 Days Delinquent	0.06%	23	$416,180.10
Over 120 Days Delinquent	0.16%	50	$1,185,557.58
Total Delinquent Receivables	1.85%	685	$13,321,151.89

Repossession Inventory:
Repossessed in the Current Collection Period		44	$937,274.92
Total Repossessed Inventory		66	$1,468,408.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7311%
Preceding Collection Period			0.7946%
Current Collection Period			0.4245%
Three Month Average			0.6501%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3355%
Preceding Collection Period			0.3610%
Current Collection Period			0.2690%
Three Month Average			0.3218%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer